CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,452,662	¥ 10,113,141	¥ 4,256,449
Accounts receivable, net of allowance for doubtful accounts of RMB1,149,864 and RMB1,319,331 as of December 31, 2018 and 2019, respectively	15,863	110,437	592,897
Advances to suppliers	1,615,474	11,246,608	15,808,042
Prepayments and other current assets, net of allowance for doubtful accounts of RMB 20,770,928 and RMB 5,343,427 as of December 31, 2018 and 2019, respectively	1,271,012	8,848,534	6,148,787
Amounts due from related parties	108,989	758,761	6,207,846
Assets classified as held-for-sale	17,723,915	123,390,350	0
Total current assets	22,187,915	154,467,831	33,014,021
Investments	1,436,410	10,000,000	45,216,118
Property, equipment and software, net	175,030	1,218,521	17,352,445
Land use right, net	0	0	62,589,656
Operating lease right-of-use assets	1,329,772	9,257,604
Other long-lived assets, net	935,850	6,515,200	6,515,200
TOTAL ASSETS	26,064,977	181,459,156	164,687,440
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2018 and 2019)	16,881,566	117,526,089	112,461,383
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB5,920,126 and RMB as of December 31, 2018 and 2019, respectively)	5,491,744	38,232,425	38,035,661
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of RMB1,398,996 and RMB as of December 31, 2018 and 2019, respectively)	173,893	1,203,644	2,949,082
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB23,976,676 and RMB as of December 31, 2018 and 2019, respectively)	5,677,810	39,527,778	39,631,950
Other advances (including other advances of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2018 and 2019)	8,083,570	56,276,200
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB62,268,751 and RMB as of December 31, 2018 and 2019, respectively)	10,683,951	74,379,529	71,849,633
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of nil and nil as of December 31, 2018 and 2019, respectively)			159,125
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of RMB169,998,682 as of both December 31, 2018 and 2019)	24,418,783	169,998,682	169,998,682
Warrants (including warrants of consolidated VIEs without recourse to the Group of nil as of both December 31, 2018 and 2019)	28,527	200,000	1,490,844
Remaining outstanding balance of convertible notes	59,485,752	414,127,908	375,257,140
Interest payable (including interest payable of consolidated VIEs without recourse to the Group of nil as of both December 31, 2018 and 2019)	771,630	5,371,931	15,298,961
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB67,862,435 and RMB as of December 31, 2018 and 2019, respectively)	13,378,845	93,140,843	81,291,306
Operating lease liabilities- current portion	489,481	3,407,670
Liabilities directly associated with assets held for sale	6,419,503	44,691,296	0
Total current liabilities	151,984,055	1,058,082,595	908,423,767
Operating lease liabilities-non-current portion	898,001	6,251,705
TOTAL LIABILITIES	152,882,056	1,064,334,300	908,423,767
Commitments and contingencies (Note 30)
Redeemable noncontrolling interest (Note 28)	50,137,400	349,046,548	341,074,539
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 91,315,465 and 106,407,008 shares issued and outstanding as of December 31, 2018 and 2019, respectively)			6,502,658
Additional paid-in capital	364,783,889	2,539,552,478	2,496,069,065
Statutory reserves	4,032,288	28,071,982	28,071,982
Accumulated other comprehensive loss	(542,669)	(3,777,952)	(9,204,556)
Accumulated deficit	(489,938,842)	(3,410,856,231)	(3,233,061,063)
The9 Limited shareholders' deficit	(120,520,543)	(839,039,915)	(711,621,914)
Noncontrolling interest	(56,433,936)	(392,881,777)	(373,188,952)
Total shareholders' deficit	(176,954,479)	(1,231,921,692)	(1,084,810,866)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	26,064,977	181,459,156	¥ 164,687,440
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 91,315,465 and 106,407,008 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	1,051,610	7,321,099
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 91,315,465 and 106,407,008 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	$ 93,181	¥ 648,709